The Prudential Series Fund
655 Broad Street, 17th Floor
Newark, New Jersey 07102
April 29, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:	497(j) Filing for The Prudential Series Fund Registration numbers 002-80896 and 811-03623
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 16, 2020.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Sincerely,
/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary